Non-cash transactions - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of non-cash transactions [line items]
Additions and renegotiations of right of use assets and lease liabilities	R$ 23,871		R$ 12,002		R$ 25,513
Non-monetary transaction, disposals of contracts of right of use assets and lease liabilities	38,386	[1]	3,180	[1]	381
Escola Start Ltda. ("Start")
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed	R$ 1,698
Phidelis
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed			R$ 12,733
SEL
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed					26,876
Redacao Nota 1000
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed					7,294
EMME
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed					12,253
De Gouges
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed					451,554
Pluri
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed					12,347
Mind Makers
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed					13,621
Meritt
Disclosure of non-cash transactions [line items]
Non-monetary transaction, accounts payable assumed					R$ 4,330

[1]	Refers to cancellated contract of the previous property used to offer Anglo course.